ORGANIZATION AND NATURE OF THE BUSINESS	12 Months Ended
Dec. 31, 2019
Management Commentary Explanatory [Abstract]
ORGANIZATION AND NATURE OF THE BUSINESS
ORGANIZATION AND NATURE OF THE BUSINESS
Brookfield Property Partners L.P. (“BPY” or the “partnership”) was formed as a limited partnership under the laws of Bermuda, pursuant to a limited partnership agreement dated January 3, 2013, as amended and restated on August 8, 2013. BPY is a subsidiary of Brookfield Asset Management Inc. (“Brookfield Asset Management” or the “parent company”) and is the primary entity through which the parent company and its affiliates own, operate, and invest in commercial and other income producing property on a global basis.

The partnership’s sole direct investments are a 50% managing general partnership units (“GP Units”) interest in Brookfield Property L.P. (the “operating partnership”) and an interest in BP US REIT LLC, which holds the partnership’s interest in commercial and other income producing property operations. The GP Units provide the partnership with the power to direct the relevant activities of the operating partnership.

The partnership’s limited partnership units (“BPY Units” or “LP Units”) are listed and publicly traded on the Nasdaq Stock Market (“Nasdaq”) and the Toronto Stock Exchange (“TSX”) under the symbols “BPY” and “BPY.UN”, respectively. The partnership’s Preferred Units, Series 1, Preferred Units, Series 2, and Preferred Units, Series 3 are traded on the Nasdaq under the symbols “BPYPP”, “BPYPO”, and “BPYPN”, respectively.

The registered head office and principal place of business of the partnership is 73 Front Street, 5th Floor, Hamilton HM 12, Bermuda.